Chinese Joint Venture (Non-Controlling Interest) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Revenues	$ 1,620	$ 1,515
Joint Venture with Jiangsu Hongtu Electronics Group [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	90.00%	90.00%
Revenues	$ 0	$ 0
Long-lived assets	$ 0	$ 0